Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2018	$ 2,229
2019	4,416
2020	2,790
2021	2,476
2022	2,014
2023	1,924
Thereafter	1,924
Total	$ 17,773